Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Issuances	£ 1,355	£ 1,523
Barclays Plc | 4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	£ 1,276
Borrowings, interest rate	4.973%
Other subsidiaries | USD Floating Rate Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	£ 79